FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of financial assets [text block]
	September 30, 2023	December 31, 2022
	$	$
Assets:
Measured at amortized cost (i)	9,467	4,277
Liabilities:
Amortized cost (ii)	36,071	14,109
Fair value through P&L (iii)	739	—

(i)       Cash and cash equivalents, and trade and other receivables

(ii)      Accounts payable and accrued liabilities, current loans, and lease obligations.

(iii)     Embedded derivatives related to convertible debt (only financial instrument carried at fair value)